LEASES (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of leases [Abstract]
Disclosure of quantitative information about right-of-use assets

		Years ended December 31,
	Notes	2023	2022
Balance, beginning of year		$73.8	$65.6
Additions		79.7	72.1
Interest expense		7.5	3.1
Foreign exchange impact		1.0	(2.9)
Principal lease payments	35(d)	(6.0)	(21.3)
Interest payments		(5.3)	(3.3)
UJV lease adjustment	11	(29.4)	—
Reclassification of Rosebel mine leases to liabilities held for sale	5	—	(39.5)
Balance, end of year		$121.3	$73.8
Current portion		$21.1	$5.1
Non-current portion		100.2	68.7
		$121.3	$73.8

	Years ended December 31,
	2023	2022
Amounts recognized in statement of earnings (loss):
Short-term and low-value leases	$25.6	$35.6
Variable lease payments	$12.0	$24.3